CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues, net	$ 21,201	$ 17,564	$ 17,994	$ 15,385	$ 17,152	$ 15,478	$ 16,795	$ 16,359	$ 72,144	$ 65,784	$ 54,981
Cost of sales									61,398	55,350	46,422
GROSS MARGIN	3,148	2,683	2,666	2,249	2,761	2,562	2,543	2,568	10,746	10,434	8,559
Selling, administrative and other expenses									5,218	5,179	4,751
Research and development expenses, net									2,320	2,324	1,674
Restructuring (income) expenses, net									(14)	(61)	3
Interest expense	251	256	265	263	266	273	278	277	1,035	1,094	1,238
Interest income									(41)	(44)	(39)
Loss on extinguishment of debt	1		23						24		551
INCOME BEFORE INCOME TAXES	852	610	544	198	458	437	541	506	2,204	1,942	381
Income tax (benefit) expense									(553)	274	198
NET INCOME	$ 1,620	$ 464	$ 507	$ 166	$ 378	$ 381	$ 436	$ 473	$ 2,757	$ 1,668	$ 183